Subsequent Events - Exchange rates and crude oil prices (Detail) $ in Thousands			3 Months Ended
	Jun. 13, 2025 MXN ($) $ / $ $ / bbl	Mar. 28, 2025 $ / bbl	Mar. 31, 2025 MXN ($) $ / $	Mar. 31, 2024 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $			20.3182
Foreign exchange (loss) income, net | $	$ 125,801,681		$ (15,057,989)	$ 33,388,097
Average prices of crude oil exports | $ / bbl		66.72
Percentage of increase in crude oil price		(1.80%)
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	18.8790
Appreciation of the value of the peso in U.S. dollars terms	7.10%
Average prices of crude oil exports | $ / bbl	67.94